UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/29/2012

Date of reporting period:	2/29/2012

Item 1 – Reports to Stockholders –

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL GOVERNMENT INCOME FUND

ANNUAL REPORT • FEBRUARY 29, 2012

Fund Type

Government Bond

Objective

High current return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Investments, Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

April 16, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Director of the Prudential Government Income Fund (the Fund). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and President and Director of the Fund effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for the significant contributions she made in building the Prudential Investments fund family and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

I hope you find the annual report for the Fund informative. We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial professional can help you create a diversified investment plan that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. We encourage you to call your financial professional before making any investment decision.

Prudential Investments provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers. Thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Stuart S. Parker, President

Prudential Government Income Fund

Prudential Government Income Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 4.50% (Class A shares). Gross operating expenses: Class A, 0.99%; Class B, 1.69%; Class C, 1.69%; Class R, 1.44%; Class Z, 0.69%. Net operating expenses: Class A, 0.94%; Class B, 1.69%; Class C, 1.69%; Class R, 1.19%; Class Z, 0.69%, after contractual reduction through 6/30/2013 for Class A and Class R.

Cumulative Total Returns (Without Sales Charges) as of 2/29/12
	One Year	Five Years	Ten Years	Since Inception
Class A	7.18%	33.05%	60.78%	—
Class B	6.37	28.27	49.77	—
Class C	6.37	29.20	52.60	—
Class R	7.01	31.54	N/A	44.79% (5/17/04)
Class Z	7.45	34.77	64.70	—
Barclays Capital U.S. Government Bond Index	8.85	35.19	69.31	—
Barclays Capital U.S. Aggregate ex-Credit Index	7.68	34.91	69.42	—
Lipper General U.S. Government Funds Avg.	8.42	31.20	59.02	—

Average Annual Total Returns (With Sales Charges) as of 3/31/12
	One Year	Five Years	Ten Years	Since Inception
Class A	1.94%	4.82%	4.57%	—
Class B	0.93	4.83	4.30	—
Class C	5.04	5.18	4.50	—
Class R	6.47	5.55	N/A	4.76% (5/17/04)
Class Z	7.02	6.03	5.31	—
Barclays Capital U.S. Government Bond Index	7.89	6.02	5.54	—
Barclays Capital U.S. Aggregate ex-Credit Index	7.09	6.04	5.53	—
Lipper General U.S. Government Funds Avg.	7.66	5.42	4.81	—

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Average Annual Total Returns (With Sales Charges) as of 2/29/12
	One Year	Five Years	Ten Years	Since Inception
Class A	2.35%	4.91%	4.38%	—
Class B	1.37	4.94	4.12	—
Class C	5.37	5.26	4.32	—
Class R	7.01	5.64	N/A	4.87% (5/17/04)
Class Z	7.45	6.15	5.12	—

Average Annual Total Returns (Without Sales Charges) as of 2/29/12
	One Year	Five Years	Ten Years	Since Inception
Class A	7.18%	5.88%	4.86%	—
Class B	6.37	5.11	4.12	—
Class C	6.37	5.26	4.32	—
Class R	7.01	5.64	N/A	4.87% (5/17/04)
Class Z	7.45	6.15	5.12	—

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Government Income Fund (Class A shares) with a similar investment in the Barclays Capital U.S. Government Bond Index by portraying the initial account values at the beginning of the 10-year period for Class A shares (February 28, 2002) and the account values at the end of the current fiscal year (February 29, 2012) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B, Class C, Class R,

Prudential Government Income Fund	3

Your Fund’s Performance (continued)

and Class Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursement, if any, the Fund’s returns would have been lower.

Distributions and Yields as of 2/29/12
	Total Distributions Paid for 12 Months	30-Day SEC Yield
Class A	$0.24	1.37%
Class B	0.17	0.69
Class C	0.17	0.69
Class R	0.22	1.18
Class Z	0.26	1.69

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. During the period ended February 29, 2012, the Fund charged a maximum front-end sales charge of 4.50% for Class A shares and a 12b-1 fee of up to 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. The CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years, respectively, after the purchase and a 12b-1 fee of up to 1.00% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of up to 1.00%. Class R shares are not subject to a sales charge and are subject to a 12b-1 fee of up to 0.75%. Class Z shares are not subject to a CDSC or a 12b-1 fee. The returns in the tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without waiver of fees and/or expense subsidization, the Fund’s returns would have been lower.

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Benchmark Definitions

Barclays Capital U.S. Government Bond Index

The Barclays Capital U.S. Government Bond Index is an unmanaged index of securities issued or backed by the U.S. government, its agencies, and instrumentalities with between one and 30 years remaining to maturity. It gives a broad look at how U.S. government bonds have performed. Barclays Capital U.S. Government Bond Index Closest Month-End to Inception cumulative total return as of 2/29/12 is 51.50% for Class R. Barclays Capital U.S. Government Bond Index Closest Month-End to Inception average annual total return as of 3/31/12 is 5.32% for Class R.

Barclays Capital U.S. Aggregate ex-Credit Index

The Barclays Capital U.S. Aggregate ex-Credit Index is an unmanaged index which represents securities that are SEC-registered, taxable, and dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indexes that are calculated and reported on a regular basis. Barclays Capital U.S. Aggregate ex-Credit Index Closest Month-End to Inception cumulative total return as of 2/29/12 is 52.80% for Class R. Barclays Capital U.S. Aggregate ex-Credit Index Closest Month-End to Inception average annual total return as of 3/31/12 is 5.50% for Class R.

Lipper General U.S. Government Funds Average

The Lipper General U.S. Government Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper General U.S. Government Funds category for the periods noted. Funds in the Lipper Average invest primarily in U.S. government and agency issues. Lipper Average Closest Month-End to Inception cumulative total return as of 2/29/12 is 45.40% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/12 is 4.76% for Class R.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Issues expressed as a percentage of net assets as of 2/29/12
United States Treasury Notes, 4.500%, 02/15/16	3.9%
United States Treasury Notes, 4.250%, 08/15/15	3.8
United States Treasury Notes, 3.250%, 06/30/16	3.6
United States Treasury Notes, 1.375%, 02/28/19	3.3
Government National Mortgage Association, 4.500%, TBA 30 YR	2.4

Holdings reflect only long-term investments and are subject to change.

Prudential Government Income Fund	5

Strategy and Performance Overview

How did the Fund perform?

The Prudential Government Income Fund’s Class A shares gained 7.18% for the 12-month reporting period that ended February 29, 2012, underperforming the 8.85% gain of the Barclays Capital U.S. Government Bond Index (the benchmark index), which does not include the effect of mutual fund operating expenses.

The Fund’s Class A shares also lagged the 7.68% return of the Barclays Capital U.S. Aggregate-ex Credit Index (the style-appropriate benchmark index), which also does not include the effect of mutual fund operating expenses. The Class A shares also trailed the Lipper General U.S. Government Funds Average, which returned 8.42% for the period.

What were conditions like in the U.S. investment-grade bond market?

Conditions were favorable for investing in the nation’s high-grade bond market during the period that began March 1, 2011.

•

Momentous developments abroad took center stage early in the period. There was an earthquake and its aftermath on the northeast coast of Japan, political upheaval and regime change in the Middle East and North Africa, and the euro zone remained in the clutches of a sovereign-debt crisis. Against that backdrop, a slow economic recovery in the United States played a comparatively minor role.

•

The European debt crisis dominated business headlines in the second calendar quarter of 2011. Investors feared the global economy and financial markets would suffer if Greece defaulted on its government debt. U.S. economic prospects also deteriorated. These developments led investors to become more risk averse. Many fled to the safety of U.S. Treasury securities, driving their prices higher and yields lower, as bond prices move inversely to yields.

•

The Treasury securities rally strengthened in the third calendar quarter of 2011, even though Standard & Poor’s cut the long-term U.S. credit rating to AA+ from AAA in August. This occurred after a battle over the federal budget and debt ceiling produced insufficient savings to stabilize the government debt trajectory.

•

The yield on the 10-year Treasury note fell to its lowest level of the period in September after the Federal Reserve (the Fed) announced it would begin to sell shorter-term Treasury securities in October and buy Treasury securities maturing in six to 30 years. Known as “Operation Twist,” it was the Fed’s latest attempt to stimulate growth by putting downward pressure on long-term rates. The Fed also maintained a near zero short-term rate policy to aid the economy.

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•

October saw the release of stronger U.S. economic data that pushed up Treasury yields. Yet consistent Fed buying and solid investor demand for high-quality, liquid assets denominated in U.S. dollars drove Treasury yields back down and kept them depressed in the fourth quarter.

•

Signs of better economic conditions in the United States during late 2011 and early 2012 encouraged investment in commercial mortgage-backed securities (CMBS) and other types of bonds that provide higher yields than comparable Treasury securities because they carry greater credit risk. Thus CMBS finished the period on a strong note, while the Treasury securities rally petered out in February, the final month of the period.

•

The Fed, as part of Operation Twist, began to reinvest principal payments from its holdings of agency mortgage-backed securities and federal agency debentures back into agency mortgage-backed securities. This was intended to aid the housing market by driving homeowner rates lower. The Fed’s purchases of agency mortgage-backed securities helped support the sector, which also benefited as tight credit conditions and the weak housing market resulted in a relatively low supply of new securities.

•

All sectors of the U.S. investment-grade bond market delivered gains for the period, such as Treasury securities, federal agency securities, CMBS, agency mortgage-backed securities, and asset-backed securities. The latter are created from pools of auto loans, credit card receivables, or certain other types of loans.

How did security selection affect the Fund’s performance?

The Fund’s performance benefited from positive security selection among Treasury securities, residential mortgage-backed securities of federal agencies, and CMBS.

•	The Fund favored longer-term Treasury securities, which dramatically outperformed their shorter-term counterparts for the period.

•

The Fund emphasized agency mortgage-backed securities that had slower prepayment speeds. In the falling interest-rate environment, homeowners were more likely to refinance their mortgages and trigger prepayments on mortgage-backed securities. The Fund tried to avoid having its securities paid off early because it might have had to replace them with lower-yielding securities.

•	The Fund favored high-quality CMBS, which outperformed lower investment-grade CMBS for the period.

Prudential Government Income Fund	7

Strategy and Performance Overview (continued)

How did the Fund’s sector allocation strategy affect its performance?

Sector allocation also made a positive contribution to the Fund, with the strongest impact during January and February of 2012.

•

The Fund benefited most from having an overweight exposure to CMBS compared to the style-appropriate benchmark index. CMBS outperformed similar-maturity Treasury securities for the period, driven by the strong performance of CMBS in late 2011 and early 2012.

How did the Fund’s interest-rate strategy affect its performance?

The Fund tactically adjusted its duration (a measure of its sensitivity to changes in the level of market rates) to be moderately longer than that of the style-appropriate benchmark index.

•

This strategy contributed positively to the Fund’s performance because having a longer duration enabled it to derive greater benefit when declining rates pushed bond prices higher. It managed its exposure to interest-rate risk by using derivatives contracts, including interest-rate swaps and interest-rate futures.

How did the Fund’s yield curve strategy affect its performance?

The Fund had a slightly overweight exposure to longer-term debt securities compared to the style-appropriate benchmark index. This positioned it to benefit from a flattening in the slope of the yield curve, a line graph illustrating the relationship between yields and maturities of fixed income securities. The slope flattened as yields on long-term debt securities generally declined more than yields on short-term debt securities for the period.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2011, at the beginning of the period, and held through the six-month period ended February 29, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Government Income Fund	9

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Government Income Fund		Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,019.90	0.94%	$4.72
	Hypothetical	$1,000.00	$1,020.19	0.94%	$4.72

Class B	Actual	$1,000.00	$1,016.10	1.69%	$8.47
	Hypothetical	$1,000.00	$1,016.46	1.69%	$8.47

Class C	Actual	$1,000.00	$1,016.10	1.69%	$8.47
	Hypothetical	$1,000.00	$1,016.46	1.69%	$8.47

Class R	Actual	$1,000.00	$1,018.60	1.19%	$5.97
	Hypothetical	$1,000.00	$1,018.95	1.19%	$5.97

Class Z	Actual	$1,000.00	$1,021.20	0.69%	$3.47
	Hypothetical	$1,000.00	$1,021.43	0.69%	$3.47

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2012, and divided by the 366 days in the Fund’s fiscal year ended February 29, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of February 29, 2012

Principal Amount (000)#	Description	Value (Note 1)

LONG-TERM INVESTMENTS 92.9%

Collateralized Mortgage Obligations 3.1%
$4,253	Federal Home Loan Mortgage Corp., Ser. 2002-2496, Class PM, 5.500%, 09/15/17	$4,583,283
1,629	Ser. 2002-2501, Class MC, 5.500%, 09/15/17	1,746,963
6,650	Ser. 2002-2513, Class HC, 5.000%, 10/15/17	7,123,866
2,317	Ser. 2002-2518, Class PV, 5.500%, 06/15/19	2,335,566
2,053	Federal National Mortgage Association, Ser. 2002-18, Class PC, 5.500%, 04/25/17	2,122,069
1,504	Ser. 2002-57, Class ND, 5.500%, 09/25/17	1,613,306
274	MLCC Mortgage Investors, Inc., Ser. 2003-E, Class A1, 0.864%, 10/25/28 FRN	238,980
921	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3, 2.721%, 02/25/34 FRN	852,043

		20,616,076

Commercial Mortgage-Backed Securities 10.6%
879	Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Class A2, 5.381%, 01/15/49	878,445
4,000	Bear Stearns Commercial Mortgage Securities, Ser. 2005-PW10, Class A4, 5.405%, 12/11/40 FRN	4,459,544
3,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A3, 5.293%, 12/11/49	3,206,457
3,000	Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A4, 5.750%, 06/10/46 FRN	3,402,300
3,300	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4, 4.832%, 04/15/37	3,535,785

See Notes to Financial Statements.

Prudential Government Income Fund	11

Portfolio of Investments

as of February 29, 2012 continued

Principal Amount (000)#	Description	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Commercial Mortgage-Backed Securities (cont’d.)
$3,100	CWCapital Cobalt Ltd., Ser. 2007-C3, Class A3, 5.816%, 05/15/46 FRN	$3,326,604
4,400	Federal Home Loan Mortgage Corp., Ser. 2010-K005, Class A2, 4.317%, 11/25/19	4,959,852
6,400	Ser. 2010-K007, Class A2, 4.224%, 03/25/20	7,145,043
5,100	Ser. 2010-K009, Class A2, 3.808%, 08/25/20	5,569,368
6,600	Ser. 2011-K013, Class A2, 3.974%, 01/25/21 FRN	7,268,772
1,511	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2, 5.381%, 03/10/39	1,516,928
2,338	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2, 5.778%, 08/10/45 FRN	2,380,224
1,600	JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A3, 5.819%, 06/15/49 FRN	1,711,685
3,415	Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4, 5.661%, 05/12/39 FRN	3,887,141
4,043	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-9, Class A2, 5.590%, 09/12/49	4,091,021
3,000	Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4, 5.332%, 12/15/43	3,429,276
3,000	NCUA Guaranteed Notes, Ser. 2010-C1, Class A2, 2.900%, 10/29/20	3,165,093
4,000	Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4, 5.736%, 05/15/43 FRN	4,537,036
3,000	Ser. 2006-C27, Class A3, 5.765%, 07/15/45 FRN	3,387,834

		71,858,408

See Notes to Financial Statements.

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Principal Amount (000)#		Description	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Corporate Bonds 0.7%
$1,665	(a)	Canada Government International Bond (Canada), Sr. Unsec’d. Notes, 0.875%, 02/14/17	$1,657,944
2,960		Depfa ACS Bank (Ireland), Covered Notes, 144A, 5.125%, 03/16/37	2,068,611
1,080		Kreditanstalt Fuer Wiederaufbau (Germany), Gtd. Notes, 2.375%, 08/25/21	1,072,552

			4,799,107

Mortgage-Backed Securities 37.8%
1,866		Federal Home Loan Mortgage Corp., 2.479%, 05/01/34 FRN	1,960,393
3,000	(b)	3.000%, TBA 15 YR	3,107,813
9,890		4.000%, 06/01/26 - 12/01/40	10,426,919
10,500		4.500%, 09/01/39	11,161,639
15,354		5.000%, 06/01/33 - 05/01/34	16,636,566
3,029		5.500%, 05/01/37 - 01/01/38	3,292,624
1,079		6.000%, 08/01/32 - 09/01/34	1,205,204
676		6.500%, 03/01/13 - 09/01/32	768,341
169		7.000%, 09/01/32	195,907
116		8.000%, 03/01/22 - 08/01/22	124,447
77		8.500%, 01/01/17 - 09/01/19	79,273
47		9.000%, 01/01/20	53,840
48		11.500%, 10/01/19	54,549
5,793		Federal National Mortgage Association, 2.232%, 07/01/33 FRN	6,042,483
676		2.281%, 04/01/34 FRN	710,952
1,616		2.363%, 06/01/34 FRN	1,696,042
1,347		2.486%, 04/01/34 FRN	1,431,809
12,000	(b)	3.000%, TBA 15 YR	12,451,874
1,852		3.500%, 06/01/39	1,916,571
9,500	(b)	3.500%, TBA 15 YR	9,964,609
9,000		3.500%, TBA 30 YR	9,300,938
8,000	(b)	4.000%, TBA 30 YR	8,400,000
13,500	(b)	4.000%, TBA 30 YR	14,204,531
504		4.500%, 01/01/20	541,727
9,000	(b)	4.500%, TBA 30 YR	9,589,219

See Notes to Financial Statements.

Prudential Government Income Fund	13

Portfolio of Investments

as of February 29, 2012 continued

Principal Amount (000)#		Description	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Mortgage-Backed Securities (cont’d.)
$12,216		Federal National Mortgage Association, (cont’d.) 5.000%, 07/01/18 - 05/01/36	$13,220,220
31,559		5.500%, 08/01/15 - 11/01/36	34,713,432
12,375		6.000%, 11/01/14 - 05/01/36	13,676,312
9,291		6.500%, 02/01/14 - 10/01/37	10,566,358
3,303		7.000%, 06/01/12 - 02/01/36	3,821,267
15		7.500%, 06/01/12 - 08/01/13	15,533
2		8.500%, 06/01/17 - 03/01/25	1,809
75		9.000%, 04/01/25	80,842
25		9.500%, 01/01/25 - 02/01/25	26,481
1,000		Government National Mortgage Association, 3.500%, TBA 30 YR	1,044,844
1,000		4.000%, TBA 30 YR	1,073,750
8,000	(b)	4.000%, TBA 30 YR	8,591,250
908		4.500%, 01/20/41	992,861
15,000	(b)	4.500%, TBA 30 YR	16,345,312
7,000	(b)	4.500%, TBA 30 YR	7,627,813
5,707		5.000%, 07/15/33 - 04/15/34	6,320,862
2,000	(b)	5.000%, TBA 30 YR	2,204,063
3,067		5.500%, 02/15/34 - 02/15/36	3,457,440
3,836		7.000%, 03/15/22 - 02/15/29	4,427,976
471		7.500%, 01/15/23 - 07/15/24	525,831
423		8.500%, 04/15/25	504,161
231		9.500%, 09/15/16 - 08/20/21	252,236

			254,808,923

Municipal Bond 0.2%
1,170		Utah St. Build America Bonds, Ser. D, GO, 4.554%, 07/01/24	1,365,519

Small Business Administration Agencies 1.0%
380		Small Business Administration Participation Certificates, Ser. 1995-20B, Class 1, 8.150%, 02/01/15	397,743
1,297		Ser. 1995-20L, Class 1, 6.450%, 12/01/15	1,387,126
1,477		Ser. 1996-20H, Class 1, 7.250%, 08/01/16	1,595,667

See Notes to Financial Statements.

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Principal Amount (000)#		Description	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Small Business Administration Agencies (cont’d.)
$1,203		Small Business Administration Participation Certificates, (cont’d.) Ser. 1996-20K, Class 1, 6.950%, 11/01/16	$1,300,172
329		Ser. 1997-20A, Class 1, 7.150%, 01/01/17	361,004
1,686		Ser. 1998-20I, Class 1, 6.000%, 09/01/18	1,832,613

			6,874,325

U.S. Government Agency Securities 2.3%
1,310	(a)	Federal Home Loan Mortgage Corp., 5.125%, 11/17/17	1,591,412
1,900		Federal National Mortgage Association, 1.125%, 04/27/17	1,896,675
10,000	(c)	Financing Corp. FICO STRIPS, Ser. 1P, 1.800%, 05/11/18	8,954,570
1,240	(a)	Tennessee Valley Authority, 5.250%, 09/15/39	1,552,169
1,080		5.500%, 06/15/38	1,380,870

			15,375,696

U.S. Government Treasury Obligations 37.2%
7,185		United States Treasury Bonds, 3.125%, 11/15/41	7,244,499
2,650		4.375%, 05/15/40	3,332,788
5,410	(a)	4.375%, 05/15/41	6,813,219
10,365		4.750%, 02/15/41	13,824,319
880		6.500%, 11/15/26	1,313,400
3,310		United States Treasury Notes, 0.250%, 02/28/14	3,306,637
22,445		1.375%, 02/28/19	22,409,941
7,550		1.750%, 01/31/14	7,757,625
160	(a)	2.000%, 02/15/22	160,325
4,410		3.000%, 09/30/16	4,849,624
5,500		3.125%, 04/30/17	6,111,875
1,870		3.125%, 05/15/19	2,087,971
22,000		3.250%, 06/30/16	24,351,250
5,000		3.500%, 02/15/18	5,686,330

See Notes to Financial Statements.

Prudential Government Income Fund	15

Portfolio of Investments

as of February 29, 2012 continued

Principal Amount (000)#		Description	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

U.S. Government Treasury Obligations (cont’d.)
$22,555		United States Treasury Notes, (cont’d.) 4.250%, 08/15/15	$25,409,606
22,700		4.500%, 02/15/16	26,115,646
3,025		4.500%, 11/15/15	3,459,136
5,495		4.625%, 11/15/16	6,459,631
6,660		4.750%, 08/15/17	7,995,643
12,400	(a)(d)	United States Treasury STRIPS, I/O, 0.530%, 05/15/15	12,191,965
21,230	(d)	2.550%, 05/15/24	15,575,814
16,500	(d)(e)	2.590%, 08/15/24	11,968,506
12,000	(d)	2.870%, 02/15/24	8,901,480
9,120	(d)	3.180%, 05/15/25	6,392,126
9,570	(a)(d)	3.600%, 05/15/27	6,149,787
6,300	(a)(d)	3.690%, 11/15/27	3,968,754
6,300	(d)	3.930%, 08/15/29	3,712,641
5,655	(c)	United States Treasury STRIPS, P/O, 3.490%, 08/15/27	3,653,548

			251,204,086

		Total long-term investments (cost $595,687,429)	626,902,140

SHORT-TERM INVESTMENTS 24.0%

Shares

Affiliated Mutual Funds
12,498,236		Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund (cost $122,894,443)(f)	111,484,266
50,485,406		Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $50,485,406; includes $24,444,979 of cash collateral received for securities on loan)(f)(g)	50,485,406

		Total affiliated mutual funds (cost $173,379,849; Note 3)	161,969,672

		Total Investments 116.9% (cost $769,067,278; Note 5)	788,871,812
		Liabilities in excess of other assets(h) (16.9%)	(114,130,979)

		Net Assets 100.0%	$674,740,833

See Notes to Financial Statements.

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The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FICO—Financing Corporation

FRN—Floating Rate Note

GO—General Obligation

I/O—Interest Only

P/O—Principal Only

STRIPS—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,864,049; cash collateral of $24,444,979 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Principal amount of $87,000,000 represents a to-be announced (“TBA”) mortgage dollar roll.
(c)	Represents a zero coupon bond. Rate shown reflects the effective yield at February 29, 2012.
(d)	The rate shown is the effective yield at February 29, 2012.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at the reporting period end:

Open futures contracts outstanding at February 29, 2012:

Number of Contracts	Type	Expiration Date	Value at February 29, 2012	Value at Trade Date	Unrealized Appreciation/ (Depreciation)
	Long Positions:
594	2 Year U.S. Treasury Notes	Jun. 2012	$130,819,219	$130,815,543	$3,676
144	10 Year U.S. Treasury Notes	Jun. 2012	18,857,250	18,872,942	(15,692)
	Short Positions:
66	5 Year U.S. Treasury Notes	Jun. 2012	8,129,344	8,128,747	(597)
272	U.S. Long Bond	Jun. 2012	38,530,500	38,715,181	184,681
27	U.S. Ultra Bond	Mar. 2012	4,222,969	4,303,217	80,248
21	U.S. Ultra Bond	Jun. 2012	3,302,250	3,315,974	13,724

					$266,040

See Notes to Financial Statements.

Prudential Government Income Fund	17

Portfolio of Investments

as of February 29, 2012 continued

Interest rate swap agreements outstanding at February 29, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter swap agreements:
$1,460	09/14/16	1.206%	3 month LIBOR(1)	$(19,084)	$—	$(19,084)	Deutsche Bank AG
3,475	01/09/17	1.237	3 month LIBOR(1)	(26,914)	—	(26,914)	Barclays Bank PLC
11,120	11/15/18	1.531	3 month LIBOR(1)	8,647	—	8,647	Citibank NA
10,895	11/15/18	1.700	3 month LIBOR(1)	(108,866)	—	(108,866)	Morgan Stanley Capital Services
10,895	11/15/18	1.712	3 month LIBOR(1)	(117,030)	—	(117,030)	Citibank NA
7,480	07/20/21	3.035	3 month LIBOR(2)	710,913	—	710,913	Citibank NA
7,530	11/23/21	2.148	3 month LIBOR(1)	(127,858)	—	(127,858)	Citibank NA
1,835	01/30/22	2.082	3 month LIBOR(1)	(7,799)	—	(7,799)	Citibank NA
3,915	02/07/22	2.056	3 month LIBOR(1)	(5,645)	—	(5,645)	Citibank NA
4,395	02/10/22	2.097	3 month LIBOR(1)	(22,174)	—	(22,174)	Morgan Stanley Capital Services
3,720	01/27/22	2.071	3 month LIBOR(1)	(13,327)	—	(13,327)	Citibank NA

				$270,863	$—	$270,863

LIBOR—London	Interbank Offered Rate
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Collateralized Mortgage Obligations	$—	$20,616,076	$—
Commercial Mortgage-Backed Securities	—	71,858,408	—
Corporate Bonds	—	4,799,107	—
Mortgage-Backed Securities	—	254,808,923	—
Municipal Bond	—	1,365,519	—
Small Business Administration Agencies	—	6,874,325	—
U.S. Government Agency Securities	—	15,375,696	—
U.S. Government Treasury Obligations	—	251,204,086	—
Affiliated Mutual Funds	161,969,672	—	—
Other Financial Instruments*
Futures Contracts	266,040	—	—
Interest Rate Swaps	—	270,863	—

Total	$162,235,712	$627,173,003	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2012 were as follows:

Mortgage-Backed Securities	37.8%
U.S. Government Treasury Obligations	37.2
Affiliated Mutual Funds (including 3.6% of collateral received for securities on loan)	24.0
Commercial Mortgage-Backed Securities	10.6
Collateralized Mortgage Obligations	3.1
U.S. Government Agency Securities	2.3
Small Business Administration Agencies	1.0%
Corporate Bonds	0.7
Municipal Bond	0.2

116.9
Liabilities in excess of other assets	(16.9)

100.0%

See Notes to Financial Statements.

Prudential Government Income Fund	19

Portfolio of Investments

as of February 29, 2012 continued

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 29, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Unrealized appreciation on swap agreements	$719,560		Unrealized depreciation on swap agreements	$448,697
Interest rate contracts	Due from broker—variation margin	282,329	*	Due from broker—variation margin	16,289	*

Total		$1,001,889			$464,986

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended February 29, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$(17,818,464)	$1,526,260	$(16,292,204)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$2,476,028	$509,384	$2,985,412

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

For the year ended February 29, 2012, the Fund’s average volume of derivative activities is as follows:

Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)	Interest Rate Swaps (Notional Amount in USD (000))
$177,311,802	$143,999,676	$71,567

See Notes to Financial Statements.

Prudential Government Income Fund	21

Statement of Assets and Liabilities

as of February 29, 2012

Assets
Investments at value, including securities on loan of $23,864,049:
Unaffiliated investments (cost $595,687,429)	$626,902,140
Affiliated investments (cost $173,379,849)	161,969,672
Receivable for investments sold	88,741,875
Receivable for Fund shares sold	2,388,755
Dividends and interest receivable	2,174,765
Unrealized appreciation on swap agreements	719,560
Due from broker—variation margin	132,982
Prepaid expenses	5,798

Total assets	883,035,547

Liabilities
Payable for investments purchased	180,673,219
Payable to broker for collateral for securities on loan	24,444,979
Dividends payable	1,289,512
Payable for Fund shares reacquired	706,306
Unrealized depreciation on swap agreements	448,697
Management fee payable	267,259
Accrued expenses	229,292
Distribution fee payable	137,752
Affiliated transfer agent fee payable	69,675
Deferred trustees’ fees	28,023

Total liabilities	208,294,714

Net Assets	$674,740,833

Net assets were comprised of:
Common stock, at par	$674,016
Paid-in capital in excess of par	644,846,203

645,520,219
Distributions in excess of net investment income	(37,973)
Accumulated net realized gain on investment and foreign currency transactions	8,919,188
Net unrealized appreciation on investments	20,339,399

Net assets, February 29, 2012	$674,740,833

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($535,682,399 ÷ 53,501,935 shares of common stock issued and outstanding)	$10.01
Maximum sales charge (4.50% of offering price)	0.47

Maximum offering price to public	$10.48

Class B
Net asset value, offering price and redemption price per share ($13,224,761 ÷ 1,318,880 shares of common stock issued and outstanding)	$10.03

Class C
Net asset value, offering price and redemption price per share ($21,534,874 ÷ 2,146,369 shares of common stock issued and outstanding)	$10.03

Class R
Net asset value, offering price and redemption price per share ($8,984,374 ÷ 896,061 shares of common stock issued and outstanding)	$10.03

Class Z
Net asset value, offering price and redemption price per share ($95,314,425 ÷ 9,538,327 shares of common stock issued and outstanding)	$9.99

See Notes to Financial Statements.

Prudential Government Income Fund	23

Statement of Operations

Year Ended February 29, 2012

Net Investment Income
Income
Unaffiliated interest income	$19,539,409
Affiliated dividend income	1,575,211
Affiliated income from securities loaned, net	69,256

Total income	21,183,876

Expenses
Management fee	3,365,116
Distribution fee—Class A	1,332,876
Distribution fee—Class B	129,879
Distribution fee—Class C	188,307
Distribution fee—Class R	37,001
Transfer agent’s fees and expenses (including affiliated expense of $426,220) (Note 3)	778,000
Custodian’s fees and expenses	213,000
Registration fees	96,000
Reports to shareholders	73,000
Audit fee	34,000
Legal fees and expenses	27,000
Directors’ fees	26,000
Insurance	15,000
Loan interest expense (Note 7)	258
Miscellaneous	20,118

Total expenses	6,335,555

Net investment income	14,848,321

Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized gain (loss) on:
Investment transactions	35,807,152
Financial futures transactions	(17,818,464)
Swap agreement transactions	1,526,260

19,514,948

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: ($1,360,374))	9,247,625
Financial futures contracts	2,476,028
Swap agreements	509,384

12,233,037

Net gain on investment transactions	31,747,985

Net Increase In Net Assets Resulting From Operations	$46,596,306

See Notes to Financial Statements.

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Statement of Changes in Net Assets

	Year Ended February 28/29,
	2012	2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$14,848,321	$18,633,613
Net realized gain on investment and foreign currency transactions	19,514,948	14,472,298
Net change in unrealized appreciation (depreciation) on investments	12,233,037	(347,447)

Net increase in net assets resulting from operations	46,596,306	32,758,464

Dividends from net investment income (Note 1)
Class A	(13,021,584)	(15,557,080)
Class B	(220,167)	(375,584)
Class C	(317,860)	(422,928)
Class R	(161,231)	(128,089)
Class Z	(2,710,397)	(3,014,058)

	(16,431,239)	(19,497,739)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	138,281,858	86,877,318
Net asset value of shares issued in reinvestment of dividends	14,661,945	17,598,310
Cost of shares reacquired	(172,572,523)	(156,463,192)

Net decrease in net assets from Fund share transactions	(19,628,720)	(51,987,564)

Capital Contributions (Note 6)
Proceeds from regulatory settlement	—	60,090

Total increase (decrease)	10,536,347	(38,666,749)

Net Assets:
Beginning of Year	664,204,486	702,871,235

End of Year	$674,740,833	$664,204,486

See Notes to Financial Statements.

Prudential Government Income Fund	25

Notes to Financial Statements

Prudential Investment Portfolios, Inc. 14 (formerly Prudential Government Income Fund, Inc.) (the “Company”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company consists of two funds: Prudential Government Income Fund (the “Fund”) and Prudential Floating Rate Income Fund, commenced operations on March 30, 2011. Investment operations of the Fund commenced on April 22, 1985. These financial statements relate to Prudential Government Income Fund. The Fund’s investment objective is to seek high current return.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Directors. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data

26	Visit our website at www.prudentialfunds.com

relating to investments or securities with similar characteristics. U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an investment adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.”

Prudential Government Income Fund	27

Notes to Financial Statements

continued

Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the

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discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate), swap agreements involve, to varying degrees, elements of credit, market risk and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party.

Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of February 29, 2012, the Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Prudential Government Income Fund	29

Notes to Financial Statements

continued

Dollar Rolls: The Fund enters into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of portfolio securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes original issue discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, and are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst distributions in excess of net income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

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Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets up to and including $1 billion, .45% of the Fund’s average daily net assets of the next $1 billion, .35% of the Fund’s average daily net assets of the next $1 billion, and .30% of the average daily net assets of the Fund in excess of $3 billion. The effective management fee rate was .50% for the year ended February 29, 2012.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and .75% of the average daily net assets of the Class A, C and R shares, respectively. For the year ended February 29, 2012, PIMS contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A and R shares, respectively. Pursuant to the Class B Plan, the Fund compensates PIMS for distribution related activities at an annual rate of up to 1% of the average daily net assets of the Class B shares up to $3 billion, .80% of the next $1 billion of such assets and .50% of such assets in excess of $4 billion. The effective distribution fee rate for Class B was 1% for the year ended February 29, 2012.

Prudential Government Income Fund	31

Notes to Financial Statements

continued

PIMS has advised the Fund that it has received $158,318 in front-end sales charges resulting from sales of Class A shares, for the year ended February 29, 2012. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended February 29, 2012, it received $106, $26,576 and $3,987 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the year ended February 29, 2012, PIM has been compensated $20,671 for these services.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2 registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the year ended February 29, 2012, aggregated $9,084,186,209 and $9,158,495,917, respectively.

32	Visit our website at www.prudentialfunds.com

The average balance of dollar rolls outstanding during the year ended February 29, 2012 was approximately $122,000,000. The amount of dollar rolls outstanding at February 29, 2012 was $92,486,484 (Principal $87,000,000), which was 13.7% of net assets.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present distributions in excess of net investment income, accumulated net realized gain on investment and foreign currency transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to distributions in excess of net investment income, accumulated net realized gain on investment and foreign currency transactions and paid-in capital in excess of par. For the year ended February 29, 2012, the adjustments were to decrease distributions in excess of net investment income by $1,617,688, decrease accumulated net realized gain on investment and foreign currency transactions by $1,619,728 and increase paid-in capital in excess of par by $2,040 due to differences in the treatment for book and tax purposes of premium amortization, paydown gains (losses), swaps and other book to tax adjustment. Net investment income, net realized gain on investment and net assets were not affected by this change.

For the years ended February 29, 2012 and February 28, 2011, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were $16,431,239 and $19,497,739 of ordinary income, respectively.

As of February 29, 2012, the Fund had accumulated undistributed earnings on a tax basis of $8,414,895 of ordinary income and $3,400,667 of long-term capital gains.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 29, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation	Other Cost Basis Adjustment	Total Net Unrealized Appreciation
$770,465,410	$31,754,165	$(13,347,763)	$18,406,402	$268,825	$18,675,227

Prudential Government Income Fund	33

Notes to Financial Statements

continued

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and difference in the treatment of premium amortization for book and tax purposes. Other cost basis adjustments are attributable to appreciation (depreciation) of swaps.

The Fund utilized approximately $7,982,000 of its capital loss carryforward to offset net taxable gains realized in the year ended February 29, 2012.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50% and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares purchased are subject to a CDSC of 1% for 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. In addition, under certain limited circumstances, an exchange may be made from Class A or Class C to Class Z shares of the Fund. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

During the fiscal year ended February 28, 2011, the Fund received $60,090 related to settlements of regulatory proceedings involving allegations of improper trading in Fund shares. The amounts relating to a former affiliate and to an unaffiliated-third party were $58,368 and $1,722, respectively. This total amount is presented in the Fund’s Statement of Changes in Net Assets. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

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There are 2.5 billion shares of common stock, $.01 par value per share, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z common stock, each of which consists of 500,000,000 authorized shares.

Class A	Shares	Amount
Year ended February 29, 2012:
Shares sold	7,493,452	$74,153,988
Shares issued in reinvestment of dividends	1,158,947	11,418,621
Shares reacquired	(10,464,390)	(103,173,459)

Net increase (decrease) in shares outstanding before conversion	(1,811,991)	(17,600,850)
Shares issued upon conversion from Class B	305,352	2,992,438
Shares reacquired upon conversion into Class Z	(133,979)	(1,303,129)

Net increase (decrease) in shares outstanding	(1,640,618)	$(15,911,541)

Year ended February 28, 2011:
Shares sold	4,409,939	$42,250,270
Shares issued in reinvestment of dividends	1,443,275	13,840,285
Shares reacquired	(11,272,131)	(107,986,234)

Net increase (decrease) in shares outstanding before conversion	(5,418,917)	(51,895,679)
Shares issued upon conversion from Class B	979,645	9,316,365
Shares reacquired upon conversion into Class Z	(19,932)	(190,815)

Net increase (decrease) in shares outstanding	(4,459,204)	$(42,770,129)

Class B
Year ended February 29, 2012:
Shares sold	374,841	$3,723,017
Shares issued in reinvestment of dividends	18,731	184,702
Shares reacquired	(277,768)	(2,727,347)

Net increase (decrease) in shares outstanding before conversion	115,804	1,180,372
Shares reacquired upon conversion into Class A	(304,870)	(2,992,438)

Net increase (decrease) in shares outstanding	(189,066)	$(1,812,066)

Year ended February 28, 2011:
Shares sold	294,049	$2,822,913
Shares issued in reinvestment of dividends	32,706	313,698
Shares reacquired	(521,985)	(4,994,797)

Net increase (decrease) in shares outstanding before conversion	(195,230)	(1,858,186)
Shares reacquired upon conversion into Class A	(977,766)	(9,316,365)

Net increase (decrease) in shares outstanding	(1,172,996)	$(11,174,551)

Prudential Government Income Fund	35

Notes to Financial Statements

continued

Class C	Shares	Amount
Year ended February 29, 2012:
Shares sold	992,626	$9,851,620
Shares issued in reinvestment of dividends	26,319	260,101
Shares reacquired	(675,146)	(6,652,506)

Net increase (decrease) in shares outstanding before conversion	343,799	3,459,215
Shares reacquired upon conversion into Class Z	(572)	(5,711)

Net increase (decrease) in shares outstanding	343,227	$3,453,504

Year ended February 28, 2011:
Shares sold	791,771	$7,596,868
Shares issued in reinvestment of dividends	36,462	350,389
Shares reacquired	(977,376)	(9,384,505)

Net increase (decrease) in shares outstanding	(149,143)	$(1,437,248)

Class R
Year ended February 29, 2012:
Shares sold	965,535	$9,589,491
Shares issued in reinvestment of dividends	13,653	135,233
Shares reacquired	(722,797)	(7,153,215)

Net increase (decrease) in shares outstanding	256,391	$2,571,509

Year ended February 28, 2011:
Shares sold	659,020	$6,344,904
Shares issued in reinvestment of dividends	12,054	115,975
Shares reacquired	(410,433)	(3,950,786)

Net increase (decrease) in shares outstanding	260,641	$2,510,093

Class Z
Year ended February 29, 2012:
Shares sold	4,142,709	$40,963,742
Shares issued in reinvestment of dividends	270,881	2,663,288
Shares reacquired	(5,327,711)	(52,865,996)

Net increase (decrease) in shares outstanding before conversion	(914,121)	(9,238,966)
Shares issued upon conversion from Class A and Class C	134,829	1,308,840

Net increase (decrease) in shares outstanding	(779,292)	$(7,930,126)

Year ended February 28, 2011:
Shares sold	2,914,052	$27,862,363
Shares issued in reinvestment of dividends	311,149	2,977,963
Shares reacquired	(3,157,687)	(30,146,870)

Net increase (decrease) in shares outstanding before conversion	67,514	693,456
Shares issued upon conversion from Class A	19,968	190,815

Net increase (decrease) in shares outstanding	87,482	$884,271

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Note 7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another SCA of a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the year ended February 29, 2012. The balance for the 1 day that the Fund had loan outstanding during the year was $6,023,000 at an interest rate of 1.54%. At February 29, 2012, the Fund did not have an outstanding loan amount.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Prudential Government Income Fund	37

Financial Highlights

Class A Shares
	Year Ended February 28/29,
	2012	2011		2010	2009	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$9.57	$9.39		$8.78	$8.94	$8.83
Income (loss) from investment operations:
Net investment income	.22	.25		.28	.30	.36
Net realized and unrealized gain (loss) on investment transactions	.46	.20		.61	(.15)	.12
Total from investment operations	.68	.45		.89	.15	.48
Less Dividends:
Dividends from net investment income	(.24)	(.27)		(.28)	(.31)	(.37)
Capital Contributions (Note 6)	-	-	(a)	-	-	-
Net asset value, end of year	$10.01	$9.57		$9.39	$8.78	$8.94
Total Return(b):	7.18%	4.79%		10.25%	1.73%	5.60%

Ratios/Supplemental Data:
Net assets, end of year (000)	$535,682	$527,773		$559,817	$562,826	$645,050
Average net assets (000)	$533,151	$557,516		$561,947	$608,533	$659,266
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	.94%	.93%		.90%	.94%	.98%
Expenses, excluding distribution and service (12b-1) fees	.69%	.68%		.65%	.69%	.73%
Net investment income	2.21%	2.67%		3.09%	3.48%	4.15%
Portfolio turnover rate(e)	1,404%	1,277%		971%	2,216%	2,676%

(a) Less than $.005 per share.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

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Class B Shares
	Year Ended February 28/29,
	2012	2011		2010	2009	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$9.59	$9.41		$8.79	$8.95	$8.84
Income (loss) from investment operations:
Net investment income	.14	.16		.20	.23	.30
Net realized and unrealized gain (loss) on investment transactions	.47	.22		.63	(.15)	.12
Total from investment operations	.61	.38		.83	.08	.42
Less Dividends:
Dividends from net investment income	(.17)	(.20)		(.21)	(.24)	(.31)
Capital Contributions (Note 6)	-	-	(a)	-	-	-
Net asset value, end of year	$10.03	$9.59		$9.41	$8.79	$8.95
Total Return(b):	6.37%	4.01%		9.54%	.98%	4.81%

Ratios/Supplemental Data:
Net assets, end of year (000)	$13,225	$14,454		$25,219	$38,126	$55,104
Average net assets (000)	$12,988	$18,360		$30,299	$44,738	$57,319
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.69%	1.68%		1.65%	1.69%	1.73%
Expenses, excluding distribution and service (12b-1) fees	.69%	.68%		.65%	.69%	.73%
Net investment income	1.46%	1.92%		2.33%	2.73%	3.40%
Portfolio turnover rate(d)	1,404%	1,277%		971%	2,216%	2,676%

(a) Less than $.005 per share.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

Prudential Government Income Fund	39

Financial Highlights

continued

Class C Shares
	Year Ended February 28/29,
	2012	2011		2010	2009	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$9.59	$9.41		$8.80	$8.96	$8.85
Income (loss) from investment operations:
Net investment income	.15	.19		.24	.26	.32
Net realized and unrealized gain (loss) on investment transactions	.46	.19		.60	(.15)	.12
Total from investment operations	.61	.38		.84	.11	.44
Less Dividends:
Dividends from net investment income	(.17)	(.20)		(.23)	(.27)	(.33)
Capital Contributions (Note 6)	-	-	(a)	-	-	-
Net asset value, end of year	$10.03	$9.59		$9.41	$8.80	$8.96
Total Return(b):	6.37%	4.10%		9.69%	1.23%	5.06%

Ratios/Supplemental Data:
Net assets, end of year (000)	$21,535	$17,294		$18,375	$17,295	$10,548
Average net assets (000)	$18,831	$20,013		$17,575	$12,733	$9,285
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.69%	1.60%		1.40%	1.44%	1.48%
Expenses, excluding distribution and service (12b-1) fees	.69%	.68%		.65%	.69%	.73%
Net investment income	1.45%	1.99%		2.59%	2.96%	3.64%
Portfolio turnover rate(e)	1,404%	1,277%		971%	2,216%	2,676%

(a) Less than $.005 per share.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through June 30, 2010.

(e) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

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Class R Shares
	Year Ended February 28/29,
	2012	2011		2010	2009	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$9.58	$9.41		$8.79	$8.95	$8.84
Income (loss) from investment operations:
Net investment income	.19	.23		.26	.28	.34
Net realized and unrealized gain (loss) on investment transactions	.48	.18		.62	(.15)	.12
Total from investment operations	.67	.41		.88	.13	.46
Less Dividends:
Dividends from net investment income	(.22)	(.24)		(.26)	(.29)	(.35)
Capital Contributions (Note 6)	-	-	(a)	-	-	-
Net asset value, end of year	$10.03	$9.58		$9.41	$8.79	$8.95
Total Return(b):	7.01%	4.42%		10.09%	1.49%	5.34%

Ratios/Supplemental Data:
Net assets, end of year (000)	$8,984	$6,131		$3,565	$2,028	$783
Average net assets (000)	$7,400	$5,062		$2,868	$1,328	$505
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.19%	1.18%		1.15%	1.19%	1.23%
Expenses, excluding distribution and service (12b-1) fees	.69%	.68%		.65%	.69%	.73%
Net investment income	1.94%	2.41%		2.84%	3.22%	3.86%
Portfolio turnover rate(e)	1,404%	1,277%		971%	2,216%	2,676%

(a) Less than $.005 per share

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(e) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

Prudential Government Income Fund	41

Financial Highlights

continued

Class Z Shares
	Year Ended February 28/29,
	2012	2011		2010	2009	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$9.55	$9.37		$8.76	$8.92	$8.81
Income (loss) from investment operations:
Net investment income	.24	.28		.30	.33	.39
Net realized and unrealized gain (loss) on investment transactions	.46	.19		.61	(.16)	.11
Total from investment operations	.70	.47		.91	.17	.50
Less Dividends:
Dividends from net investment income	(.26)	(.29)		(.30)	(.33)	(.39)
Capital Contributions (Note 6)	-	-	(a)	-	-	-
Net asset value, end of year	$9.99	$9.55		$9.37	$8.76	$8.92
Total Return(b):	7.45%	5.06%		10.55%	1.98%	5.87%

Ratios/Supplemental Data:
Net assets, end of year (000)	$95,314	$98,552		$95,895	$102,905	$108,618
Average net assets (000)	$100,654	$99,126		$97,887	$106,949	$106,827
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.69%	.68%		.65%	.69%	.73%
Expenses, excluding distribution and service (12b-1) fees	.69%	.68%		.65%	.69%	.73%
Net investment income	2.46%	2.92%		3.34%	3.73%	4.40%
Portfolio turnover rate(d)	1,404%	1,277%		971%	2,216%	2,676%

(a) Less than $.005 per share.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Report of Independent Registered Public

Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios, Inc. 14:

We have audited the accompanying statement of assets and liabilities of Prudential Government Income Fund (hereafter referred to as the “Fund”), a series of Prudential Investment Portfolios, Inc. 14, including the portfolio of investments, as of February 29, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2012, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of February 29, 2012, and the results of its operations, the changes in its net assets and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

April 23, 2012

Prudential Government Income Fund	43

Federal Income Tax Information

(Unaudited)

For the year ended February 29, 2012, the Fund reports the maximum amount allowable but not less than 90.71% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

Interest-related dividends do not include any distributions paid by a fund with respect to Fund tax years beginning after December 31, 2011. Consequently, this provision expires with respect to such distributions paid after the Fund’s fiscal year end.

In January 2013, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the Federal tax status of the distributions received by you in calendar year 2012.

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the mutual fund meets certain requirements mandated by the respective state’s taxing authorities. We are pleased to report that 39.24% of the dividends paid by the Fund qualify for such deduction.

For more detailed information regarding your state and local taxes, you should contact your tax adviser or the state/local taxing authorities.

44	Visit our website at www.prudentialfunds.com

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers is set forth below. Board Members who are not deemed to be “interested persons” of the Funds, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Funds are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Kevin J. Bannon (59) Board Member Portfolios Overseen: 60	Managing Director (since April 2008) and Chief Investment Officer (since October 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (since September 2008).
Linda W. Bynoe (59) Board Member Portfolios Overseen: 60	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (since May 2003); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).
Michael S. Hyland, CFA (66) Board Member Portfolios Overseen: 60	Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Douglas H. McCorkindale (72) Board Member Portfolios Overseen: 60	Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).	Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).

Prudential Government Income Fund

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stephen P. Munn (69) Board Member Portfolios Overseen: 60	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).
Richard A. Redeker (68) Board Member & Independent Chair Portfolios Overseen: 60	Retired Mutual Fund Senior Executive (44 years); Management Consultant; Independent Directors Council (organization of 2,800 Independent Mutual Fund Directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Robin B. Smith (72) Board Member Portfolios Overseen: 60	Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); Member of the Board of Directors of ADLPartner (marketing) (since December 2010); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.	Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (68) Board Member Portfolios Overseen: 60	Chairman, (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stuart S. Parker (49) Board Member & President Portfolios Overseen: 60	President of Prudential Investments LLC (since January 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005 - December 2011).	None.

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Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Scott E. Benjamin (38) Board Member & Vice President Portfolios Overseen: 60	Executive Vice President (since June 2009) of Prudential Investments LLC and Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.

(1)	The year that each Board Member joined the Fund’s Board is as follows:

Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Michael S. Hyland, 2008; Douglas H. McCorkindale, 2003; Stephen P. Munn, 2008; Richard A. Redeker, 1993; Robin B. Smith, 2003; Stephen G. Stoneburn, 2003; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Judy A. Rice (64) Vice President	President, Chief Executive Officer (May 2011-Present) and Executive Vice President (December 2008-May 2011) of Prudential Investment Management Services LLC; Formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (February 2003-December 2011) of Prudential Investments LLC; formerly President, Chief Executive Officer and Officer-In-Charge (April 2003-December 2011) of Prudential Mutual Fund Services LLC; formerly Member of the Board of Directors of Jennison Associates LLC (November 2010-December 2011); formerly Vice President (February 1999-April 2006) of Prudential Investment Management Services LLC; formerly President, COO, CEO and Manager of PIFM Holdco, LLC (April 2006-December 2011); formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (May 2003-June 2005) and Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of AST Investment Services, Inc.; Member of Board of Governors of the Investment Company Institute.

Prudential Government Income Fund

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Kathryn L. Quirk (59) Chief Legal Officer	Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of PI and Prudential Mutual Fund Services LLC; Vice President and Corporate Counsel (since June 2005) and Secretary (since February 2006) of AST Investment Services, Inc.; formerly Senior Vice President and Assistant Secretary (November 2004-August 2005) of PI; formerly Assistant Secretary (June 2005-February 2006) of AST Investment Services, Inc.; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.
Deborah A. Docs (54) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.
Jonathan D. Shain (53) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.
Claudia DiGiacomo (37) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).
John P. Schwartz (40) Assistant Secretary	Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1997-2005).
Andrew R. French (49) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS.
Timothy J. Knierim (53) Chief Compliance Officer	Chief Compliance Officer of Prudential Investment Management, Inc. (since July 2007); formerly Chief Risk Officer of PIM and PI (2002-2007) and formerly Chief Ethics Officer of PIM and PI (2006-2007).
Valerie M. Simpson (53) Deputy Chief Compliance Officer	Chief Compliance Officer (since April 2007) of PI and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.
Theresa C. Thompson (49) Deputy Chief Compliance Officer	Vice President, Compliance, PI (since April 2004); and Director, Compliance, PI (2001-2004).

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Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Richard W. Kinville (43) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).
Grace C. Torres (52) Treasurer and Principal Financial and Accounting Officer	Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.
M. Sadiq Peshimam (48) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.
Peter Parrella (53) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.
(1)	The year that each individual became a Fund officer is as follows:

Judy A. Rice, 2012; Kathryn L. Quirk, 2005; Deborah A. Docs, 1996; Jonathan D. Shain, 2004; Claudia DiGiacomo, 2005; John P. Schwartz, 2006; Andrew R. French, 2006; Timothy J. Knierim, 2007; Grace C. Torres, 1996; Valerie M. Simpson, 2007; Peter Parrella, 2007; M. Sadiq Peshimam, 2006; Richard W. Kinville, 2011; Theresa C. Thompson, 2008.

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

•

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which PI serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Prudential Government Income Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission website at www.sec.gov.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Government Income Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GOVERNMENT INCOME FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PGVAX	PBGPX	PRICX	JDRVX	PGVZX
CUSIP	74439V107	74439V206	74439V305	74439V503	74439V404

MF128E    0222933-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL FLOATING RATE INCOME FUND

ANNUAL REPORT • FEBRUARY 29, 2012

Fund Type

Floating Rate

Objective

Primary objective is to seek to maximize current income. Secondary objective is to seek capital appreciation when consistent with primary objective.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Investments, Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

April 16, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Director of the Prudential Floating Rate Income Fund (the Fund). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and President and Director of the Fund effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for the significant contributions she made in building the Prudential Investments fund family and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

I hope you find the annual report for the Fund informative. We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial professional can help you create a diversified investment plan that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. We encourage you to call your financial professional before making any investment decision.

Prudential Investments provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers. Thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Stuart S. Parker, President

Prudential Floating Rate Income Fund

Prudential Floating Rate Income Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 3.25% (Class A shares). Gross operating expenses: Class A, 2.45%; Class C, 3.15%; Class Z, 2.15%. Net operating expenses: Class A, 1.20%; Class C, 1.95%; Class Z, 0.95%, after contractual reduction through 6/30/2013.

Cumulative Total Returns (Without Sales Charges) as of 2/29/12
		Since Inception
Class A		2.70% (3/30/11)
Class C		2.10 (3/30/11)
Class Z		3.02 (3/30/11)
Credit Suisse Leveraged Loan Index		1.92
Lipper Flexible Loan Participation Funds Average		2.13

Average Annual Total Returns (With Sales Charges) as of 3/31/12
	One Year	Since Inception
Class A	0.33%	0.13%
Class C	2.03	2.80
Class Z	4.05	3.81
Credit Suisse Leveraged Loan Index	2.64	N/A
Lipper Flexible Loan Participation Funds Average	2.87	N/A

Average Annual Total Returns (With Sales Charges) as of 2/29/12
		Since Inception
Class A		N/A
Class C		N/A
Class Z		N/A

Average Annual Total Returns (Without Sales Charges) as of 2/29/12
		Since Inception
Class A		N/A
Class C		N/A
Class Z		N/A

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Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Floating Rate Income Fund (Class A shares) with a similar investment in the Credit Suisse Leveraged Loan Index by portraying the initial account values at the commencement of operations of Class A shares (March 30, 2011) and the account values at the end of the current fiscal year (February 29, 2012) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Classes C and Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursement, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

The performance data featured represents past performance for a period of less than one year. While past performance is never an indication of future results, short periods of performance may be particularly unrepresentative of long-term performance for certain types of funds.

Inception date: 3/30/11

Prudential Floating Rate Income Fund	3

Your Fund’s Performance (continued)

The average annual total returns take into account applicable sales charges. The Fund charged a maximum front-end sales charge of 3.25% for Class A shares and a 12b-1 fee of up to 0.30% annually. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchases are subject to a contingent deferred sales charge (CDSC) of 0.50%. The CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class C shares are not subject to a front-end sales charge but a CDSC of 1% for shares sold within 12 months from the date of purchase and an annual 12b-1 fee of up to 1%. Class Z shares are not subject to a sales charge or a 12b-1 fee. The returns in the tables and graph reflect the share class expense structure in effect at the close of the fiscal period.

Benchmark Definitions

Credit Suisse Leveraged Loan Index

The Credit Suisse Leveraged Loan Index is an unmanaged index that represents the investable universe of the dollar-denominated leveraged loan market.

Lipper Flexible Loan Participation Funds Average

The Lipper Flexible Loan Participation Funds Average (Lipper Average) is based on the average return of all mutual funds in the Lipper Loan Participation category. Returns do not include the effect of any sales charges or taxes. Returns would be lower if sales charges or taxes were reflected.

Barclays U.S. High-Yield Loan Index

The Barclays U.S. High-Yield Loan Index is an unmanaged, rules-based benchmark whose composition is reset monthly to reflect the universe of leveraged loans.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Distributions and Yields as of 2/29/12
	Total Distributions Paid During the Period	30-Day SEC Yield
Class A	$0.37	4.09%
Class C	0.30	3.47
Class Z	0.39	4.47

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Five Largest Holdings expressed as a percentage of net assets as of 2/29/12
Springleaf Financial Co., Non-Captive Finance	1.6%
Cequel Communications LLC., Cable	1.6
NXP B.V., Technology	1.6
First Data Corp., Technology	1.5
Schaeffler A.G., Automotive	1.5

Holdings reflect only long-term investments and are subject to change.

Credit Quality* expressed as a percentage of net assets as of 2/29/12
Ba	50.9%
B	42.6
Caa or Lower	2.1
Cash	4.4
Total Investments	100.0

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Prudential Floating Rate Income Fund	5

Strategy and Performance Overview

How did the Fund perform?

The Prudential Floating Rate Income Fund’s Class A shares gained 2.70% for the reporting period that began with the Fund’s inception on March 30, 2011 and ended on February 29, 2012. The Class A shares outperformed the 1.92% gain on the Credit Suisse Leveraged Loan Index and the 2.13% gain on the Lipper Flexible Loan Participation Funds Average.

How did the market for floating rate loans in the United States perform?*

Floating rate loans, which are provided by banks and other lenders to below-investment-grade companies, delivered a modest gain for the period that was characterized by sharp shifts in market sentiment. During the early months, the market had a firm tone as a large supply of newly issued loans met with strong investor demand. The asset class was favored by investors seeking to hedge against the risk that the Federal Reserve (the Fed) might begin raising short-term rates in the near term. If that occurred, interest payments on floating rate loans would increase since they periodically adjust, or “float”, based on changes in short-term rates as tracked by a generally recognized base rate such as the London interbank offered rate (LIBOR).

However, market sentiment deteriorated dramatically in August. Prices of floating rate loans and other risky assets tumbled in reaction to events in Europe and the United States. A sovereign-debt crisis in the euro zone continued to worsen despite European policymakers’ efforts to improve government finances. In the United States, a battle over the federal budget and debt ceiling produced insufficient savings to stabilize the government debt trajectory. As a result, Standard & Poor’s cut the long-term U.S. credit rating to AA+ from AAA in August. U.S. economic prospects had weakened to such an extent that there was concern the economy might slip back into a recession. The Fed also announced that economic conditions in the United States were likely to warrant exceptionally low levels of the federal funds rate at least through 2013. Taken together, these developments triggered a significant outflow of funds from the asset class that led to a poor technical environment and declining floating rate loan prices.

Market sentiment improved in October, enabling the market to deliver its largest monthly gain of the period. This was due to better-than-expected economic data in the United States and belief that progress was being made in combating the European sovereign-debt crisis. Further signs of improving economic conditions in the United States in late 2011 and early 2012 helped the floating rate loan market post gains for the final three months of the period. In addition, the market was supported early in 2012 by a diminished supply of newly issued loans and by a sharp increase in the issuance of high yield bonds whose proceeds were used to refinance bank loans. Loans that had been trading at a discount to par saw their prices rise after they were refinanced.

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Higher-quality floating rate loans significantly outperformed their lower-quality counterparts for the period. In the uncertain economic environment, it is not surprising that investors tended to favor higher quality borrowers.

How did sector allocation affect the Fund’s performance?*

The bulk of the Fund’s holdings were in floating rate secured loans, with a modest exposure to fixed rate bonds. It maintained a broad exposure to sectors in the floating rate loan market, most of which delivered modest gains for the period. Paper and packaging were some of the strongest performing sectors in the market, while electric utility and media (noncable) were some of the weakest performing sectors in the market.

•

The greatest impact from sector allocation was due to the Fund’s positioning in the electric utility sector. Its relative performance benefited from its underweight exposure to the sector, which posted a double-digit loss for the period as declining natural gas prices adversely affected the earnings of many independent power producers.

How did security selection affect the Fund’s performance?*

Security selection in the floating rate loan market had a mixed impact on the Fund’s performance for the period.

•	The Fund used a somewhat conservative strategy that emphasized higher-quality floating rate loans, which worked well as higher-quality loans performed best for the period.

•	The Fund’s relative performance benefited from its decision to underweight floating rate loans of TXU, a highly levered company in the electric utility sector.

•

The Fund did not own floating rate loans of media companies Education Media and Dex One. This benefited its relative performance as both businesses experienced poor fundamentals during the period and their loan prices declined significantly.

•

The Fund had overweight exposures to floating rate loans of Springleaf Financial Co. and Hawker Beechcraft, an aviation company. This detracted from its relative performance as prices of the companies’ loans were pressured by fundamental trends and/or concerns about near-term refinancing needs.

* The Barclays U.S. High-Yield Loan Index is used for the purposes of discussing performance of the floating rate loan market in the United States and for discussing the Fund’s relative performance with respect to sector weightings, credit ratings, and security selection. Detailed information on sector weightings and credit ratings was unavailable for the Fund’s benchmark, the Credit Suisse Leveraged Loan Index.

Prudential Floating Rate Income Fund	7

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2011, at the beginning of the period, and held through the six-month period ended February 29, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

8	Visit our website at www.prudentialfunds.com

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Floating Rate Income Fund		Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,072.00	1.20%	$5.26
	Hypothetical	$1,000.00	$1,018.90	1.20%	$6.02

Class C	Actual	$1,000.00	$1,068.00	1.95%	$8.54
	Hypothetical	$1,000.00	$1,015.17	1.95%	$9.77

Class Z	Actual	$1,000.00	$1,073.20	0.95%	$4.17
	Hypothetical	$1,000.00	$1,020.14	0.95%	$4.77

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2012, and divided by the 366 days in the Fund’s fiscal year ended February 29, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Floating Rate Income Fund	9

Portfolio of Investments

as of February 29, 2012

Description	Moody’s Ratings*† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

LONG-TERM INVESTMENTS 95.6%
BANK LOANS(a) 87.8%

Airlines 1.7%
Delta Air Lines, Inc.	Ba2	4.250%	03/07/16	$496	$476,400
Delta Air Lines, Inc.	Ba2	5.500	04/20/17	100	97,012

					573,412

Automotive 1.5%
Autoparts Holdings Ltd.	B1	6.500	07/29/17	249	249,998
Chrysler Group LLC	Ba2	5.320	05/24/17	277	277,595

					527,593

Building Materials & Construction 1.6%
Atrium Cos., Inc.	Caa1	10.000	04/30/16	273	259,163
Summit Materials Cos. I LLC	B1	6.000	01/30/19	275	275,344

					534,507

Business Services 1.1%
Global Cash Access, Inc.	B1	7.000	03/01/16	92	91,629
Emdeon, Inc.	Ba3	6.750	11/02/18	275	278,266

					369,895

Cable 2.8%
Bragg Communications, Inc.	Ba3	4.250	02/28/18	150	149,437
Cequel Communications LLC	Ba2	4.000	02/14/19	550	544,598
UPC Financing Partnership	Ba3	4.750	12/31/17	275	274,542

					968,577

Capital Goods 6.1%
Colfax Corp.	Ba2	4.500	01/11/19	500	500,443
Hupah Finance, Inc.	B2	5.563	01/21/19	125	125,000
Husky Injection Molding Systems	Ba3	6.500	06/29/18	249	251,030
Norit Holding BV	B1	6.750	07/10/17	125	123,129
Pro Mach, Inc.	B2	6.250	07/06/17	249	241,288
Sensus USA, Inc.	Ba3	4.750	05/09/17	298	298,122
SRAM LLC	Ba3	4.766	06/07/18	242	240,165
Unifrax I LLC	B2	7.000	11/28/18	300	302,120

					2,081,297

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	11

Portfolio of Investments

as of February 29, 2012 continued

Description	Moody’s Ratings*† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

BANK LOANS(a) (Continued)

Chemicals 5.3%
Houghton International, Inc.	B1	6.750%	01/29/16	$496	$496,234
Nexeo Solutions LLC	B1	5.000	09/08/17	298	290,306
Nusil Technology LLC	B1	5.250	04/07/17	226	225,988
Polyone Corp.	Ba1	7.022	12/20/17	100	100,175
Styron Corp.	B1	6.011	08/02/17	249	224,255
Tronox Pigments Netherlands BV	Ba2	1.000	02/08/18	54	53,558
Tronox Pigments Netherlands BV	Ba2	4.250	02/08/18	196	196,380
Univar, Inc.	B2	5.000	06/30/17	247	245,414

					1,832,310

Consumer 4.4%
Acosta, Inc.	B+(b)	4.750	03/01/18	298	295,145
Realogy Corp.	B1	4.562	10/10/16	18	16,642
Realogy Corp.	B1	4.770	10/10/16	229	211,615
Revlon Consumer Products Corp.	Ba3	4.750	11/19/17	224	223,522
Spectrum Brands, Inc.	B1	5.002	06/17/16	182	181,841
Travelport, Inc.	B1	5.081	08/21/15	176	149,088
Visant Corp.	Ba3	5.250	12/22/16	472	452,055

					1,529,908

Electric 1.4%
Calpine Corp.	B1	4.500	04/01/18	148	147,160
Calpine Corp.	B1	4.500	04/01/18	249	246,522
Texas Competitive Electric Holdings Co. LLC	B2	4.757	10/10/17	144	80,316

					473,998

Energy—Other 0.8%
Frac Tech Services LLC	B2	6.250	05/06/16	294	292,280

Foods 9.2%
B&G Foods, Inc.	Ba2	4.500	11/30/18	350	350,875
Del Monte Foods Co.	Ba3	4.500	03/08/18	498	489,457
Dole Food Co., Inc.	Ba2	5.029	07/08/18	129	129,902
Dole Food Co., Inc.	Ba2	5.043	07/08/18	70	69,948
Dunkin Brands, Inc.	B2	4.003	11/23/17	491	489,547
Fertitta Mortons Restaurants, Inc.	B2	8.750	02/01/17	100	99,000
JBS USA LLC	Ba3	4.250	05/25/18	274	273,009

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings*† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

BANK LOANS(a) (Continued)

Foods (cont’d.)
Michael Foods, Inc.	B1	4.250%	02/25/18	$144	$144,071
OSI Restaurant Partners, Inc.	B3	2.563	06/14/14	180	175,438
OSI Restaurant Partners, Inc.	B3	2.597	06/14/13	18	17,295
Pierre Foods, Inc.	B1	7.000	09/30/16	247	248,112
Roundys Supermarkets, Inc.	B1	5.750	02/13/19	200	200,125
SUPERVALU	BB(b)	4.500	04/30/18	248	247,154
Wm. Bolthouse Farms, Inc.	B1	5.507	02/11/16	230	229,914

					3,163,847

Gaming 2.9%
Caesars Entertainment Operating Co., Inc.	B3	3.244	01/28/15	396	370,685
Isle of Capri Casinos, Inc.	Ba3	4.750	11/01/13	248	247,702
Las Vegas Sands LLC	Ba2	2.750	11/23/16	41	40,123
Las Vegas Sands LLC	Ba2	2.750	11/23/16	206	199,859
Scientific Games Corp.	Ba1	3.255	06/30/15	150	147,125

					1,005,494

Healthcare & Pharmaceutical 10.5%
Alliance HealthCare Services, Inc.	Ba3	7.250	06/01/16	339	301,661
Community Health Systems, Inc.	Ba3	4.082	01/25/17	495	488,889
Drumm Investors LLC	B1	4.023	05/04/18	348	327,896
Emergency Medical Services	B1	5.250	05/25/18	348	346,407
Grifols SA	Ba3	6.000	11/23/16	498	497,189
HCR Healthcare LLC	Ba3	5.000	04/06/18	496	470,352
Health Management Associates, Inc.	Ba3	4.500	11/16/18	500	497,187
IASIS Healthcare Corp.	Ba3	5.000	05/03/18	248	245,954
Rural/Metro Corp.	Ba3	5.750	06/30/18	174	172,384
Valeant Pharma International	Ba1	3.523	02/13/19	250	248,125

					3,596,044

Insurance 0.7%
Asurion LLC	Ba3	5.500	05/24/18	236	234,878

Media & Entertainment 6.9%
AMC Entertainment, Inc.	Ba2	4.250	02/22/18	425	418,359
Crown Media Holdings, Inc.	Ba2	5.750	07/14/18	100	99,500

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	13

Portfolio of Investments

as of February 29, 2012 continued

Description	Moody’s Ratings*† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

BANK LOANS(a) (Continued)

Media & Entertainment (cont’d.)
Cumulus Media Holdings, Inc.	Ba2	5.750%	09/17/18	$100	$100,299
Hubbard Broadcasting, Inc.	Ba3	5.250	04/28/17	199	199,000
Lin TV Corp	BB-(b)	5.000	12/21/18	100	100,500
Mood Media Corp.	Ba3	7.000	05/06/18	75	71,827
Nielsen Finance LLC	Ba2	3.507	05/02/16	495	494,975
Sinclair Television Group, Inc.	Ba1	4.000	10/29/16	65	64,597
Sinclair Television Group, Inc.	Ba1	4.000	10/29/16	60	60,403
Supermedia, Inc.	Caa1	11.153	12/31/15	250	126,667
Tribune Co.	NR	5.323	06/04/14	250	162,656
Univision Communications, Inc.	B2	4.494	03/31/17	500	465,209

					2,363,992

Metals 2.7%
JMC Steel Group, Inc.	B1	4.750	04/01/17	250	249,375
Schaeffler AG	B1	6.000	01/27/17	500	501,375
SunCoke Energy, Inc.	Ba1	4.000	07/26/18	174	173,690

					924,440

Non-Captive Finance 4.4%
Flying Fortress, Inc.	Ba3	5.000	06/30/17	325	323,680
International Lease Finance Corp.	Ba2	6.750	03/17/15	250	250,587
MIP Delaware LLC	Ba2	5.500	07/12/18	112	111,539
Springleaf Financial Funding Co.	B2	5.500	05/10/17	600	545,500
VFH Parent LLC	Ba1	7.500	07/08/16	266	265,267

					1,496,573

Packaging 4.3%
Bway Holding Co.	Ba3	4.500	02/23/18	39	38,954
Bway Holding Co.	Ba3	4.500	02/23/18	423	422,571
Exopack LLC	B1	6.500	05/31/17	249	248,128
Pelican Products, Inc.(c)	B1	5.000	03/07/17	267	266,033
Reynolds Group Holdings, Inc.	Ba3	6.500	02/09/18	491	495,718

					1,471,404

Real Estate 1.3%
CB Richard Ellis Services, Inc.	Ba1	3.754	09/04/19	446	443,522

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings*† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

BANK LOANS(a) (Continued)

Retailers 1.4%
Academy Sports & Outdoors	B2	6.000%	08/03/18	$200	$200,036
Leslie’s Poolmart, Inc.	Ba3	4.500	11/21/16	298	295,694

					495,730

Technology 10.0%
Avaya, Inc.	B1	4.991	10/26/17	297	288,237
CDW LLC.	B2	4.000	07/15/17	221	215,766
Datatel Sophia LP	B1	6.250	07/19/18	150	151,781
Fidelity National Information Services, Inc.	Ba1	4.250	07/18/16	113	113,730
First Data Corp.	B1	4.245	03/26/18	569	510,232
Freescale Semiconductor, Inc.	B1	4.518	12/01/16	497	481,973
Genesys Telecom Holdings U.S., Inc.	B1	6.750	01/31/19	150	150,609
Interactive Data Corp.	Ba3	4.500	02/11/18	298	296,758
Neustar, Inc.	Ba2	5.000	11/08/18	150	149,999
NXP BV	B3	4.500	03/03/17	549	537,646
Sensata Technologies, Inc.	Ba3	4.000	05/12/18	348	347,521
U.S. Security Associates, Inc.	Ba3	6.000	07/28/17	33	32,519
U.S. Security Associates, Inc.	Ba3	6.000	07/28/17	167	166,564

					3,443,335

Telecommunications 4.8%
Crown Castle Operating Co.	Ba3	4.000	01/31/19	225	223,835
Global TelLink Corp.	B2	7.000	12/14/17	400	400,000
Intelsat Jackson Holdings SA	B1	5.250	04/02/18	496	496,870
MetroPCS Wireless, Inc.	Ba1	4.309	03/19/18	248	246,107
Mobilitie Investments II LLC	B2	5.500	06/16/17	100	98,070
Syniverse Holdings, Inc.	B1	5.250	12/21/17	199	199,443

					1,664,325

Transportation 2.0%
Dockwise Transport BV	B1	5.079	07/11/16	97	86,613
Dockwise Transport BV	B1	5.079	07/11/16	153	137,137
Hertz Corp.	Ba1	3.750	03/12/18	500	472,500

					696,250

TOTAL BANK LOANS (cost $30,367,100)					30,183,611

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	15

Portfolio of Investments

as of February 29, 2012 continued

Description	Moody’s Ratings*† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS 7.8%

Cable 0.6%
Videotron Ltee (Canada), Gtd. Notes	Ba1	9.125%	04/15/18	$175	$193,813

Capital Goods 0.5%
Case New Holland, Inc., Gtd. Notes	Ba2	7.750	09/01/13	150	160,500

Energy—Other 0.6%
Forest Oil Corp., Gtd. Notes	B1	8.500	02/15/14	200	217,000

Foods 0.9%
ARAMARK Corp., Gtd. Notes	B3	8.500	02/01/15	150	153,939
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba2	10.000	07/15/14	150	175,875

					329,814

Gaming 1.0%
MGM Resorts International, Sr. Sec’d. Notes	Ba2	11.125	11/15/17	200	227,500
Yonkers Racing Corp., Sr. Sec’d. Notes, 144A (original cost $110,875; purchased 05/18/11)(c)(d)	B1	11.375	07/15/16	100	108,375

					335,875

Media & Entertainment 1.3%
Lamar Media Corp., Gtd. Notes	Ba3	9.750	04/01/14	200	227,500
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625	02/01/14	200	232,500

					460,000

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings*† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Non-Captive Finance 0.8%
American General Finance Corp., Sr. Unsec’d. Notes, Ser. H, MTN	B3	5.375%	10/01/12	$125	$118,125
CIT Group, Inc., Sec’d. Notes, 144A(c)	B1	7.000	05/02/17	150	150,188

					268,313

Paper 1.6%
Graphic Packaging International, Inc., Gtd. Notes	B2	9.500	06/15/17	250	278,125
Rock-Tenn Co., Gtd. Notes	Ba2	9.250	03/15/16	175	183,522
Verso Paper Holdings LLC / Verso Paper, Inc., Sr. Sec’d. Notes	Ba2	11.500	07/01/14	100	102,000

					563,647

Technology 0.5%
SunGard Data Systems, Inc., Gtd. Notes	Caa1	10.625	05/15/15	150	159,000

TOTAL CORPORATE BONDS (cost $2,689,782)					2,687,962

TOTAL LONG-TERM INVESTMENTS (cost $33,056,882)					32,871,573

				Shares
SHORT-TERM INVESTMENT 10.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(e) (cost $3,467,621)				3,467,621	3,467,621

TOTAL INVESTMENTS 105.7% (cost $36,524,503; Note 5)					36,339,194
LIABILITIES IN EXCESS OF OTHER ASSETS (5.7)%					(1,972,540)

NET ASSETS 100.0%					$34,366,654

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	17

Portfolio of Investments

as of February 29, 2012 continued

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN—Medium Term Note

NR—Not Rated

*	The Fund’s current Statement of Additional Information contains a description of Moody’s & Standard & Poor’s ratings.
†	The ratings reflected are as of February 29, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 29, 2012.
(b)	Standard & Poor’s Rating.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of such securities is $110,875. The aggregate value of $108,375 is approximately 0.3% of net assets.
(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

The following is a summary of the inputs used as of February 29, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$26,394,451	$3,789,160
Corporate Bonds	—	2,687,962	—
Affiliated Money Market Mutual Fund	3,467,621		—

Total	$3,467,621	$29,082,413	$3,789,160

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Bank Loans
Balance as of 3/30/11 (commencement of Fund)	$—
Realized gain (loss)	8,703
Change in unrealized appreciation (depreciation)*	(27,890)
Purchases	4,516,240
Sales	(708,612)
Accrued discount/premium	719
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 2/29/12	$3,789,160

*	Of which, $(27,890) was included in Net Assets relating to securities held at the reporting period end.

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	19

Portfolio of Investments

as of February 29, 2012 continued

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2012 were as follows:

Healthcare & Pharmaceutical	10.5%
Technology	10.5
Affiliated Money Market Mutual Fund	10.1
Foods	10.1
Media & Entertainment	8.2
Capital Goods	6.6
Chemicals	5.3
Non-Captive Finance	5.2
Telecommunications	4.8
Consumer	4.4
Packaging	4.3
Gaming	3.9
Cable	3.4
Metals	2.7
Transportation	2.0
Airlines	1.7
Paper	1.6
Building Materials & Construction	1.6
Automotive	1.5
Energy – Other	1.4
Retailers	1.4
Electric	1.4
Real Estate	1.3
Business Services	1.1
Insurance	0.7

105.7
Liabilities in excess of other assets	(5.7)

100.0%

See Notes to Financial Statements.

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Financial Statements

FEBRUARY 29, 2012	ANNUAL REPORT

Prudential Floating Rate Income Fund

Statement of Assets and Liabilities

as of February 29, 2012

Assets
Investments at value:
Unaffiliated investments (cost $33,056,882)	$32,871,573
Affiliated investments (cost $3,467,621)	3,467,621
Cash	142,243
Receivable for investments sold	3,133,593
Receivable for Fund shares sold	225,941
Dividends and interest receivable	199,036
Due from Manager	28,688
Prepaid expenses	293

Total assets	40,068,988

Liabilities
Payable for investments purchased	5,369,107
Accrued expenses	130,580
Dividends payable	123,610
Payable for Fund shares reacquired	76,734
Distribution fee payable	2,112
Affiliated transfer agent fee payable	191

Total liabilities	5,702,334

Net Assets	$34,366,654

Net assets were comprised of:
Common stock, at par	$34,702
Paid-in capital in excess of par	34,618,026

34,652,728
Distributions in excess of net investment income	(46,636)
Accumulated net realized loss on investment transactions	(54,129)
Net unrealized depreciation on investments	(185,309)

Net assets, February 29, 2012	$34,366,654

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($5,136,137÷ 519,215 shares of common stock issued and outstanding)	$9.89
Maximum sales charge (3.25% of offering price)	.33

Maximum offering price to public	$10.22

Class C
Net asset value, offering price and redemption price per share ($1,742,499 ÷ 175,943 shares of common stock issued and outstanding)	$9.90

Class Z
Net asset value, offering price and redemption price per share ($27,488,018 ÷ 2,775,038 shares of common stock issued and outstanding)	$9.91

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	23

Statement of Operations

For the Period March 30, 2011* through February 29, 2012

Net Investment Income
Income
Unaffiliated interest income (net of foreign withholding taxes of $336)	$1,371,944
Affiliated dividend income	5,321

Total income	1,377,265

Expenses
Management fee	190,492
Distribution fee—Class A	5,603
Distribution fee—Class C	11,370
Custodian’s fees and expenses	176,000
Registration fees	84,000
Audit fee	55,000
Legal fees and expenses	29,000
Reports to shareholders	25,000
Directors’ fees	10,000
Transfer agent’s fees and expenses (including affiliated expense of $750) (Note 3)	3,000
Loan interest expense (Note 7)	193
Miscellaneous	10,799

Total expenses	600,457
Expense reimbursement (Note 2)	(324,605)

Net expenses	275,852

Net investment income	1,101,413

Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized loss on investment transactions	(32,123)
Net change in unrealized depreciation on investments	(185,309)

Net loss on investment transactions	(217,432)

Net Increase In Net Assets Resulting From Operations	$883,981

*	Commencement of Fund

See Notes to Financial Statements.

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Statement of Changes in Net Assets

March 30, 2011* through February 29, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,101,413
Net realized loss on investment transactions	(32,123)
Net change in unrealized depreciation on investments	(185,309)

Net increase in net assets resulting from operations	883,981

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(97,413)
Class C	(41,715)
Class Z	(1,028,222)

(1,167,350)

Distributions from net realized gains
Class A	(931)
Class C	(583)
Class Z	(9,422)

(10,936)

Fund share transactions (Note 6)
Net proceeds from shares sold	37,755,185
Net asset value of shares issued in reinvestment of dividends and distributions	1,149,263
Cost of shares reacquired	(4,243,489)

Net increase in net assets from Fund share transactions	34,660,959

Total increase	34,366,654

Net Assets
Beginning of period	—

End of period	$34,366,654

*	Commencement of Fund

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	25

Notes to Financial Statements

Prudential Investment Portfolios, Inc. 14 (formerly Prudential Government Income Fund, Inc.) (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Company consists of two funds: Prudential Floating Rate Income Fund (the “Fund”) and Prudential Government Income Fund. Investment operations of the Fund commenced on March 30, 2011. The Fund’s primary investment objective is to seek to maximize current income. Capital appreciation is a secondary investment objective, but only when consistent with the Fund’s primary investment objective of seeking to maximize current income.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Directors. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in

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accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of portfolio securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes original issue discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, and are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst distributions in

Prudential Floating Rate Income Fund	27

Notes to Financial Statements

continued

excess of net income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of ..70% of the Fund’s average daily net assets. PI has contractually agreed through June 30, 2013 to limit net annual Fund operating expenses (excluding distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) to each class of shares to .95% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing

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the Fund’s Class A and Class C shares pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such expenses to .25% of the average net assets of the Class A shares through contractual reduction date of June 30, 2013.

PIMS has advised the Fund that it has received $15,437 in front-end sales charges resulting from sales of Class A shares during the period ended February 29, 2012. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the period ended February 29, 2012, it received $401 and $1,003 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the period ended February 29, 2012 were $78,784,214 and $45,902,890, respectively.

Prudential Floating Rate Income Fund	29

Notes to Financial Statements

continued

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present distributions in excess of net investment income, accumulated net realized loss on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to distributions in excess of net investment income, accumulated net realized loss on investment transactions and paid-in capital in excess of par. For the period ended February 29, 2012, the adjustments were to decrease distributions in excess of net investment income by $19,301, increase accumulated net realized loss on investment transactions by $11,070 and decrease paid-in capital in excess of par by $8,231, due to differences in the treatment for book and tax purposes of certain transactions involving paydowns, premium amortization, nondeductible expenses and other book to tax adjustment. Net investment income, net realized loss on investment transactions and net assets were not affected by this change.

For the period ended February 29, 2012, the tax character of distributions paid as reflected in the Statement of Changes in Net Assets was $1,178,286 of ordinary income.

As of February 29, 2012, the accumulated undistributed earnings on a tax basis was $13,106 of ordinary income.

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 29, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$36,612,271	$191,068	$464,145	$(273,077)

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and the difference in the treatment of accreting premium amortization for book and tax purposes.

The Fund elected to treat post-October capital losses of approximately $21,000 as having been incurred in the following fiscal year (February 28, 2013).

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Management has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period.

Note 6. Capital

The Fund offers Class A, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of .50%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class C shares purchased are subject to a CDSC of 1% for 12 months from the date of purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

At February 29, 2012, Prudential through its affiliates owned 104 Class A shares, 103 Class C shares and 2,601,689 Class Z shares of the Fund.

There are 900 million shares of common stock, $.01 par value per share, divided into three classes, designated Class A, Class C and Class Z common stock, each of which consists of 300,000,000 authorized shares.

Class A	Shares	Amount
Period ended February 29, 2012*:
Shares sold	764,030	$7,539,636
Shares issued in reinvestment of dividends and distributions	8,779	85,349
Shares reacquired	(253,594)	(2,423,591)

Net increase (decrease) in shares outstanding	519,215	$5,201,394

Class C
Period ended February 29, 2012*:
Shares sold	215,439	$2,138,484
Shares issued in reinvestment of dividends and distributions	3,526	34,234
Shares reacquired	(43,022)	(415,220)

Net increase (decrease) in shares outstanding	175,943	$1,757,498

Prudential Floating Rate Income Fund	31

Notes to Financial Statements

continued

Class Z	Shares	Amount
Period ended February 29, 2012*:
Shares sold	2,815,112	$28,077,065
Shares issued in reinvestment of dividends and distributions	105,499	1,029,680
Shares reacquired	(145,573)	(1,404,678)

Net increase (decrease) in shares outstanding	2,775,038	$27,702,067

*	Commenced operations on March 30, 2011.

Note 7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another SCA of a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the period ended February 29, 2012. The average daily balance for the 24 days that the Fund had loans outstanding during the period was approximately $198,000, borrowed at a weighted average interest rate of 1.47%. At February 29, 2012, the Fund did not have an outstanding loan amount.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the

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effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Prudential Floating Rate Income Fund	33

Financial Highlights

Class A Shares
	March 30, 2011(a) through February 29, 2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	.35
Net realized and unrealized loss on investment transactions	(.09)
Total from investment operations	.26
Less Dividends and Distributions:
Dividends from net investment income	(.37)
Distributions from net realized gains	-	(b)
Net asset value, end of period	$9.89
Total Return(c):	2.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,136
Average net assets (000)	$2,434
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.20%	(f)(g)
Expenses, excluding distribution and service (12b-1) fees	.95%	(f)(g)
Net investment income	4.10%	(f)(g)
Portfolio turnover rate	163%	(h)

(a) Commencement of Fund.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d)	Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through contractual reduction date of June 30, 2013.

(f) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 2.40%, 2.15% and 2.90%, respectively, for the period ended February 29, 2012.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Class C Shares
	March 30, 2011(a) through February 29, 2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	.28
Net realized and unrealized loss on investment transactions	(.08)
Total from investment operations	.20
Less Dividends and Distributions:
Dividends from net investment income	(.30)
Distributions from net realized gains	-	(b)
Net asset value, end of period	$9.90
Total Return(c):	2.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,742
Average net assets (000)	$1,235
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.95%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	.95%	(e)(f)
Net investment income	3.43%	(e)(f)
Portfolio turnover rate	163%	(g)

(a) Commencement of Fund.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including and excluding distribution and services (12b-1) fees and net investment income ratio would have been 3.15%, 2.15% and 2.23%, respectively, for the period ended February 29, 2012.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	35

Financial Highlights

continued

Class Z Shares
	March 30, 2011(a) through February 29, 2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	.37
Net realized and unrealized loss on investment transactions	(.07)
Total from investment operations	.30
Less Dividends and Distributions:
Dividends from net investment income	(.39)
Distributions from net realized gains	-	(b)
Net asset value, end of period	$9.91
Total Return(c):	3.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,488
Average net assets (000)	$25,812
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.95%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	.95%	(e)(f)
Net investment income	4.08%	(e)(f)
Portfolio turnover rate	163%	(g)

(a) Commencement of Fund.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d)	Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including and excluding distribution and services (12b-1) fees and net investment income ratio would have been 2.15%, 2.15% and 2.88%, respectively, for the period ended February 29, 2012.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Report of Independent Registered Public

Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios, Inc. 14:

We have audited the accompanying statement of assets and liabilities of Prudential Floating Rate Income Fund (hereafter referred to as the “Fund”), a series of Prudential Investment Portfolios, Inc. 14, including the portfolio of investments, as of February 29, 2012, and the related statement of operations, changes in net assets and the financial highlights for the period from March 30, 2011 (commencement of operations) to February 29, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2012, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of February 29, 2012, and the results of its operations, the changes in its net assets and the financial highlights for the period from March 30, 2011 (commencement of operations) to February 29, 2012, in conformity with U.S. generally accepted accounting principles.

New York, New York

April 23, 2012

Prudential Floating Rate Income Fund	37

Federal Income Tax Information

(Unaudited)

For the period ended February 29, 2012, the Fund reports the maximum amount allowable but not less than 96.17% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

Interest-related dividends do not include any distributions paid by a fund with respect to Fund tax years beginning after February 29, 2012. Consequently, this provision expires with respect to such distributions paid after the Fund’s fiscal year end.

In January 2013, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the Federal tax status of the distributions received by you in calendar year 2012.

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INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers is set forth below. Board Members who are not deemed to be “interested persons” of the Funds, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Funds are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Kevin J. Bannon (59) Board Member Portfolios Overseen: 60	Managing Director (since April 2008) and Chief Investment Officer (since October 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (since September 2008).
Linda W. Bynoe (59) Board Member Portfolios Overseen: 60	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (since May 2003); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).
Michael S. Hyland, CFA (66) Board Member Portfolios Overseen: 60	Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Douglas H. McCorkindale (72) Board Member Portfolios Overseen: 60	Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).	Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).

Prudential Floating Rate Income Fund

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stephen P. Munn (69) Board Member Portfolios Overseen: 60	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).
Richard A. Redeker (68) Board Member & Independent Chair Portfolios Overseen: 60	Retired Mutual Fund Senior Executive (44 years); Management Consultant; Independent Directors Council (organization of 2,800 Independent Mutual Fund Directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Robin B. Smith (72) Board Member Portfolios Overseen: 60	Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); Member of the Board of Directors of ADLPartner (marketing) (since December 2010); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.	Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (68) Board Member Portfolios Overseen: 60	Chairman, (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stuart S. Parker (49) Board Member & President Portfolios Overseen: 60	President of Prudential Investments LLC (since January 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005 - December 2011).	None.

Visit our website at www.prudentialfunds.com

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Scott E. Benjamin (38) Board Member & Vice President Portfolios Overseen: 60	Executive Vice President (since June 2009) of Prudential Investments LLC and Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.

(1)	The year that each Board Member joined the Fund’s Board is as follows:

Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Michael S. Hyland, 2008; Douglas H. McCorkindale, 2003; Stephen P. Munn, 2008; Richard A. Redeker, 1993; Robin B. Smith, 2003; Stephen G. Stoneburn, 2003; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Judy A. Rice (64) Vice President	President, Chief Executive Officer (May 2011-Present) and Executive Vice President (December 2008-May 2011) of Prudential Investment Management Services LLC; Formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (February 2003-December 2011) of Prudential Investments LLC; formerly President, Chief Executive Officer and Officer-In-Charge (April 2003-December 2011) of Prudential Mutual Fund Services LLC; formerly Member of the Board of Directors of Jennison Associates LLC (November 2010-December 2011); formerly Vice President (February 1999-April 2006) of Prudential Investment Management Services LLC; formerly President, COO, CEO and Manager of PIFM Holdco, LLC (April 2006-December 2011); formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (May 2003-June 2005) and Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of AST Investment Services, Inc.; Member of Board of Governors of the Investment Company Institute.

Prudential Floating Rate Income Fund

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Kathryn L. Quirk (59) Chief Legal Officer	Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of PI and Prudential Mutual Fund Services LLC; Vice President and Corporate Counsel (since June 2005) and Secretary (since February 2006) of AST Investment Services, Inc.; formerly Senior Vice President and Assistant Secretary (November 2004-August 2005) of PI; formerly Assistant Secretary (June 2005-February 2006) of AST Investment Services, Inc.; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.
Deborah A. Docs (54) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.
Jonathan D. Shain (53) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.
Claudia DiGiacomo (37) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).
John P. Schwartz (40) Assistant Secretary	Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1997-2005).
Andrew R. French (49) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS.
Timothy J. Knierim (53) Chief Compliance Officer	Chief Compliance Officer of Prudential Investment Management, Inc. (since July 2007); formerly Chief Risk Officer of PIM and PI (2002-2007) and formerly Chief Ethics Officer of PIM and PI (2006-2007).
Valerie M. Simpson (53) Deputy Chief Compliance Officer	Chief Compliance Officer (since April 2007) of PI and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.
Theresa C. Thompson (49) Deputy Chief Compliance Officer	Vice President, Compliance, PI (since April 2004); and Director, Compliance, PI (2001-2004).

Visit our website at www.prudentialfunds.com

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Richard W. Kinville (43) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).
Grace C. Torres (52) Treasurer and Principal Financial and Accounting Officer	Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.
M. Sadiq Peshimam (48) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.
Peter Parrella (53) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.
(1)	The year that each individual became a Fund officer is as follows:

Judy A. Rice, 2012; Kathryn L. Quirk, 2005; Deborah A. Docs, 1996; Jonathan D. Shain, 2004; Claudia DiGiacomo, 2005; John P. Schwartz, 2006; Andrew R. French, 2006; Timothy J. Knierim, 2007; Grace C. Torres, 1996; Valerie M. Simpson, 2007; Peter Parrella, 2007; M. Sadiq Peshimam, 2006; Richard W. Kinville, 2011; Theresa C. Thompson, 2008.

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

•

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which PI serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Prudential Floating Rate Income Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission website at www.sec.gov.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance
Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Floating Rate Income Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL FLOATING RATE INCOME FUND

SHARE CLASS	A	C	Z
NASDAQ	FRFAX	FRFCX	FRFZX
CUSIP	74439V602	74439V701	74439V800

MF211E      0223076-00001-00

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen P. Munn, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended February 29, 2012 and February 28, 2011, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $88,000 and $33,500 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

During the fiscal year ended February 29, 2012, KPMG billed the Registrant $179 for professional services rendered in connection with agreed upon procedures performed related to the receipt of payments pursuant to certain fair fund settlement orders. Not applicable for the fiscal year ended February 28, 2011.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

One hundred percent of the services described in Item 4(c) was approved by the audit committee.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2012 and 2011. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2012 and 2011 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 14

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 23, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	April 23, 2012